Related party transactions - Related party transactions) (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 21, 2018 CNY (¥)	Apr. 07, 2017 CNY (¥)	Dec. 18, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [line items]
Transaction bonus to senior executives	$ 4,553
Transaction expense reimbursement to Fosun	34,977
Gain on disposal of CML | ¥			¥ 29,618
Equity interests in CML			30.00%
Sales of interests in associates | ¥			¥ 263,589
Reclassified to profit or loss | ¥		¥ 26,429
Predecessor
Disclosure of transactions between related parties [line items]
Gain on disposal of CML							$ 29,618	¥ 29,618
Reclassified to profit or loss | ¥						¥ 26,429
Chindex Medical Limited and Ample Up Limited
Disclosure of transactions between related parties [line items]
Purchases of property and other assets, related party transactions	67
Chindex Medical Limited and Ample Up Limited | Predecessor
Disclosure of transactions between related parties [line items]
Purchases of property and other assets, related party transactions				$ 16,865	$ 882		2,770
Fuji
Disclosure of transactions between related parties [line items]
Services received, related party transactions	75
Fuji | Predecessor
Disclosure of transactions between related parties [line items]
Services received, related party transactions				1,746	1,006
Fosun Medical
Disclosure of transactions between related parties [line items]
Services received, related party transactions	83
Fosun Medical | Predecessor
Disclosure of transactions between related parties [line items]
Services received, related party transactions				59
TPG and Fosum | Predecessor
Disclosure of transactions between related parties [line items]
Services received, related party transactions				$ 3,797	3,637		3,715
Senior Executives
Disclosure of transactions between related parties [line items]
Advance to senior executives	63,405
Senior Executives | Predecessor
Disclosure of transactions between related parties [line items]
Advance to senior executives					$ 14,705		$ 14,000
Sanjiu Hospital
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 148